UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
 (Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Frontier Silk Invest New Horizons Fund
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS 81.7%
	Argentina 11.4%
56,000	Adecoagro SA (a)	$613,760
59,000	Grupo Clarin SA - GDR	1,184,207
27,300	Grupo Financiero Galicia SA - ADR	810,264
101,371	Telecom Argentina SA - ADR	1,916,926
		4,525,157
	Bangladesh 9.2%
534,000	BRAC Bank Ltd.	418,352
468,300	GrameenPhone Ltd.	1,676,185
450,000	Square Pharmaceuticals Ltd.	1,534,875
		3,629,412
	Egypt 4.2%
138,900	Commercial International Bank Egypt SAE - GDR	526,764
766,500	Egyptian Financial Group-Hermes Holding Co. (a)	1,117,739
		1,644,503
	Ghana 1.9%
292,700	Ecobank Ghana Ltd.	497,469
332,100	Ghana Commercial Bank Ltd.	270,556
		768,025
	Kenya 12.9%
2,490,670	Centum Investment Co. Ltd. (a)	1,068,483
401,000	East African Breweries Ltd.	1,142,890
1,996,907	Equity Group Holdings Ltd.	749,665
3,030,354	KCB Group Ltd.	957,104
6,236,906	Safaricom Ltd.	1,175,161
		5,093,303
	Morocco 9.1%
24,650	Attijariwafa Bank	873,925
79,567	Auto Hall	880,518
241,850	Douja Promotion Groupe Addoha SA	911,959
72,940	Maroc Telecom	950,725
		3,617,127
	Nigeria 10.2%
18,815,504	Guaranty Trust Bank PLC	1,418,451
2,344,760	Lafarge Africa PLC	412,589
332,388	Nestle Nigeria PLC	886,171
25,169,452	Zenith Bank PLC	1,337,101
		4,054,312
	Oman 2.3%
463,200	Ooredoo	905,487

	Qatar 2.4%
36,260	Ooredoo QSC	947,961

	South Africa 6.1%
129,700	MTN Group Ltd.	1,311,008
110,000	MTN Group Ltd. - ADR	1,109,900
		2,420,908
	Sri Lanka 1.8%
148,927	Hatton National Bank PLC	216,547
314,000	Sampath Bank PLC	500,442
		716,989
	United Arab Emirates 10.2%
555,800	Agthia Group PJSC	1,169,935
3,234,000	Air Arabia PJSC	1,277,281
838,100	Emaar Properties PJSC	1,572,622
		4,019,838
	Total Common Stocks
	(Cost $32,879,506)	32,343,022

PARTICIPATION (EQUITY LINKED) NOTES* 14.4%
	Saudi Arabia 10.0%
30,440	Abdullah Al Othaim Markets Co., Issued by EFG Hermes Mena Securities Ltd., Expires 12/11/2018	803,228
11,380	Abdullah Al Othaim Markets Co., Issued by Morgan Stanley BV, Expires 08/28/2017	300,287
104,160	Al Khaleej Training and Education Co., Issued by Credit Suisse AG, Expires 08/27/2018	640,463
66,360	Al Khaleej Training and Education Co., Issued by Morgan Stanley BV, Expires 01/29/2018	408,037
39,060	Herfy Food Services Co. Ltd., Issued by EFG Hermes Mena Securities Ltd., Expires 01/30/2019	707,502
24,180	Herfy Food Services Co. Ltd., Issued by Morgan Stanley BV, Expires 02/14/2018	437,978
129,066	Samba Financial Group, Issued by Credit Suisse AG, Expires 02/04/2019	646,999
		3,944,494
	United Arab Emirates 4.4%
190,140	Agthia Group PJSC, Issued by Deutsche Bank AG, Expires 05/15/2017	401,744
1,435,000	Air Arabia PJSC, Issued by Deutsche Bank AG, Expires 07/31/2017	566,545
424,809	Emaar Properties PJSC, Issued by Morgan Stanley BV, Expires 12/07/2017	795,786
		1,764,075
	Total Participation (Equity Linked) Notes
	(Cost $5,997,831)	5,708,569

SHORT-TERM INVESTMENTS 3.7%
	Investment Company 3.7%
1,459,179	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.28%	1,459,179
	Total Short-Term Investments
	(Cost $1,459,179)	1,459,179

	Total Investments 99.8%	39,510,770
	(Cost $40,336,516)

	Other Assets in Excess of Liabilities 0.2%	93,760

	TOTAL NET ASSETS 100.0%	$39,604,530

(a) Non-Income Producing.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
* Participation (Equity Linked) notes ("P-notes") allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses. P-notes are restricted securities that have been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144A or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Fund's Board of Directors. Not all restricted securities are considered to be illiquid. As of July 31, 2016, Rule 144A and Regulation S securities held in the Fund represented 14.4% of net assets.

The cost basis of investments for federal income tax purposes at July 31, 2016, was as follows**:

Cost of investments	$40,336,516
Gross unrealized appreciation	$1,832,068
Gross unrealized depreciation	(2,657,814)
Net unrealized depreciation	$(825,746)

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Participation (Equity Linked) Notes (“P-Notes”) are valued based on an evaluated price provided by an independent pricing service. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities.  The Fund will value foreign securities at fair value, using fair valuation procedures approved by the Board of Directors (the “Board”), taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the adviser or subadviser pursuant to guidelines established by the Board.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s securities as of July 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$10,905,722	$21,437,300	$-	$32,343,022
P-Notes	-	5,708,569	-	5,708,569
Total Equity	10,905,722	27,145,869	-	38,051,591
Short-Term Investments	1,459,179	-	-	1,459,179
Total Investments in Securities	$12,364,901	$27,145,869	$-	$39,510,770

(a) See Fund's Schedule of Investments for country classifications.

Tax Disclosure – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/ William D. Forsyth III
 William D. Forsyth III, President
 (Principal Executive Officer)

Date    9/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William D. Forsyth III__
 William D. Forsyth III, President
 (Principal Executive Officer)

Date    9/29/2016

By /s/ Elyce D. Dilworth
 Elyce D. Dilworth, Treasurer and Assistant Secretary
 (Principal Financial Officer)

Date   9/29/2016